INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD	INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD
Associates consisted of the following:

		Place of Incorporation and Operation	Carrying Amount		% of Ownership and Voting Rights Held by the Company
Name of Associate	Principal Activities		December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025
			NT$	NT$
			(In Millions)	(In Millions)

Vanguard International Semiconductor Corporation (VIS)	Manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks	Hsinchu, Taiwan	$18,212.9	$18,068.7	28%	28%
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC)	Manufacturing and sales of integrated circuits and other semiconductor devices	Singapore	11,387.2	12,419.2	39%	39%
Xintec Inc. (Xintec)	Wafer level chip size packaging and wafer level post passivation interconnection service	Taoyuan, Taiwan	4,189.6	4,470.4	41%	41%
Global Unichip Corporation (GUC)	Researching, developing, manufacturing, testing and marketing of integrated circuits	Hsinchu, Taiwan	3,458.1	2,893.6	35%	35%

			$37,247.8	$37,851.9
As of December 31, 2024 and 2025, no investments in associates are individually material to the
Company. Please refer to the consolidated statements of profit or loss and other comprehensive income for recognition of share of both profit (loss) and other comprehensive income (loss) of associates that are not individually material.
The market prices of the associates’ ownership held by the Company in publicly traded stocks calculated base on the closing price are summarized as follows. The closing price represents the quoted price in active markets, the level 1 fair value measurement.

	December 31, 2024	December 31, 2025
	NT$	NT$
Name of Associate	(In Millions)	(In Millions)

GUC	$63,495.5	$99,211.7
VIS	$50,620.3	$46,667.9
Xintec	$22,033.8	$15,468.1